Significant Customer Concentrations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Annual Sales
Customer concentrations	four customers, each over 5% of sales, which accounted for 32% of total sales	one customer that accounted for 6% of total sales
Receivables Balance
Customer concentrations	two customers represented 84%	three customers represented 91%